Operating costs and other operating income - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	€ (117,245)	€ (128,289)	€ (135,155)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(52,642)	(66,098)	(76,536)
Depreciation and impairment
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(8,697)	(15,978)	(8,529)
Legal and professional fees
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(33,960)	(23,250)	(23,715)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	€ (21,946)	€ (22,963)	€ (26,375)